Consolidated Statements of Operations - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUE		$ 2,830,442		$ 16,519,081
COST OF REVENUE		1,993,400		8,546,840
GROSS PROFIT		837,042		7,972,241
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(7,064,066)	(15,017,532)	(13,861,742)
PROVISION FOR EXPECTED CREDIT LOSSES		(16,911,882)	(9,850,811)
RESEARCH AND DEVELOPMENT EXPENSES			(121,580)	(68,275,869)
STOCK COMPENSATION EXPENSE		(3,868,649)	(3,493,563)	(4,732,700)
IMPAIRMENT LOSS OF LONG-LIVED ASSETS			(9,357,062)
LOSS FROM OPERATIONS		(27,007,555)	(37,840,548)	(78,898,070)
OTHER INCOME (EXPENSE), NET
Other income, net		333,333	(2,844)	1,696,984
Interest income				1
Amortization of debt issuance costs		(100,000)
Finance expense		(90,118)	(6,273)	(7,033)
TOTAL OTHER INCOME (EXPENSE), NET		143,215	(9,117)	1,689,952
LOSS BEFORE PROVISION FOR INCOME TAXES		(26,864,340)	(37,849,665)	(77,208,118)
PROVISION FOR INCOME TAXES
NET LOSS		$ (26,864,340)	$ (37,849,665)	$ (77,208,118)
Weighted average number of shares*
Basic (in Shares)	[1]	38,081,213	9,167,238	3,880,561
Diluted (in Shares)	[1]	38,081,213	9,167,238	3,880,561
Loss per share - basic and diluted*
Basic (in Dollars per share)	[1]	$ (0.71)	$ (4.13)	$ (19.9)
Diluted (in Dollars per share)	[1]	$ (0.71)	$ (4.13)	$ (19.9)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023